Business Combinations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		77,180,429	55,893,618
General and Administrative Expense		$ 28,881	$ 23,871	$ 20,878
Net Income		(30,964)	$ (443)	$ (16,706)
Unigas Intl B.V [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	33.33%
Ultraship Crewing Philippines Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	25.00%
Ultraship Services Philippines Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Ultragas [Member]
Business Acquisition [Line Items]
General and Administrative Expense		1,300
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period		52,500
Net Income		12,100
Equity consideration		$ 202,910
Ultranav [Member]
Business Acquisition [Line Items]
Total consideration	$ 410,400
Equity consideration	202,900
Debt and other liabilities assumed	$ 207,500
Ultranav [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	21,200,000
Business Acquisition, Share Price	$ 9.57